FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2025
FINANCE LEASES
Summary of carrying amount in the financial position

	12/31/2025	12/31/2024
Right-of-use asset
Land and buildings (Gross carrying amount)	27,991,619	26,337,613
Lease liability
Current	9,482,795	6,104,516
Non-current	2,813,293	1,963,760
Total	12,296,088	8,068,276

Summary of amounts charged in the income statement

Items	12/31/2025
Right-of-use assets – Depreciation	11,840,607
Interest expenses on lease liabilities (Other operating expenses)	3,599,457

Summary of breakdown of financial lease receivables

Financial Lease Receivables	12/31/2025	12/31/2024
Up to 1 year	72,117,646	24,368,411
More than a year up to two years	61,684,660	22,035,370
From two to three years	41,977,085	16,712,694
From three to five years	34,607,371	19,077,300
More than five years	335,101	4,547,201
Total	210,721,863	86,740,976
Unearned financial income	(103,108,469)	(5,350,234)
Net investment in the lease	107,613,394	81,390,742

Summary of breakdown of operating lease receivables

Operating Lease Receivables	12/31/2025	12/31/2024
Up to 1 year	686,110	438,461
More than a year up to two years	289,813	383,046
From two to three years	—	156,327
Total	975,923	977,834